Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Schedule of investments
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in millions)	2021	2020
Fixed income securities, at fair value	$17,937	$23,907
Mortgage loans, net	2,951	3,359
Equity securities, at fair value	11	1,536
Limited partnership interests	1,348	3,065
Short-term investments, at fair value	1,035	974
Policy loans	525	582
Other, net	1,382	1,375
Total	$25,189	$34,798

Schedule for fixed income securities at amortized cost, gross unrealized gains and losses and fair value
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2021
U.S. government and agencies	$476	$18	$(8)	$486
Municipal	755	66	(4)	817
Corporate	14,095	656	(114)	14,637
Foreign government	11	1	—	12
ABS	1,193	17	(3)	1,207
MBS	777	2	(1)	778
Total fixed income securities	$17,307	$760	$(130)	$17,937

December 31, 2020
U.S. government and agencies	$1,060	$45	$—	$1,105
Municipal	1,650	357	—	2,007
Corporate	18,287	2,009	(40)	20,256
Foreign government	91	5	—	96
ABS	420	6	(2)	424
MBS	14	5	—	19
Total fixed income securities	$21,522	$2,427	$(42)	$23,907

Schedule for fixed income securities based on contractual maturities
The scheduled maturities for fixed income securities are as follows:

($ in millions)	As of December 31, 2021
	Amortized cost, net	Fair value
Due in one year or less	$1,345	$1,360
Due after one year through five years	5,079	5,237
Due after five years through ten years	5,839	6,036
Due after ten years	3,079	3,323
	15,342	15,956
ABS and MBS	1,965	1,981
Total	$17,307	$17,937

Schedule of net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Fixed income securities	$831	$894	$963
Mortgage loans	149	184	190
Equity securities	18	19	29
Limited partnership interests	775	99	175
Short-term investments	1	6	31
Policy loans	30	31	34
Other	43	90	93
Investment income, before expense	1,847	1,323	1,515
Investment expense	(61)	(81)	(104)
Net investment income	$1,786	$1,242	$1,411

Schedule of realized capital gains and losses by asset type
Net gains (losses) on investments and derivatives by asset type for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Fixed income securities	$476	$54	$25
Mortgage loans	29	(45)	—
Equity securities	146	225	276
Directly originated corporate loans	(6)	—	—
Aviation loans	(6)	—	—
Limited partnership interests	9	38	43
Derivatives	(103)	5	11
Other	79	(11)	(14)
Net gains (losses) on investments and derivatives	$624	$266	$341

Schedule of realized capital gains and losses by transaction type
Net gains (losses) on investments and derivatives by transaction type for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Sales	$552	$42	$54
Credit losses (1)	21	(47)	(21)
Valuation of equity investments (2)	154	266	297
Valuation and settlements of derivative instruments	(103)	5	11
Net gains (losses) on investments and derivatives	$624	$266	$341
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard effective January 1, 2020, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Schedule of valuation changes
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Gross realized gains	$489	$101	$65
Gross realized losses	(13)	(44)	(35)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2021 and 2020, respectively.

	For the years ended December 31,
($ in millions)	2021	2020
Equity securities	$1	$229
Limited partnership interests carried at fair value	—	100
Total	$1	$329

Schedule of other-than-temporary impairment losses by asset type
Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Fixed income securities:
Corporate	$—	$—	$(2)
ABS	—	(1)	(1)
MBS	—	(2)	(2)
Total fixed income securities	—	(3)	(5)
Mortgage loans	27	(37)	—
Limited partnership interests	—	(4)	(2)
Other investments
Directly originated corporate loans	(6)	—	—
Aviation loans	(6)	—	—
Bank loans	6	(4)	(13)
Agent loans	—	—	(1)
Total credit losses by asset type	$21	$(48)	$(21)
Liabilities
Commitments to fund loans	—	1	—
Total	$21	$(47)	$(21)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard effective January 1, 2020, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.

Schedule of unrealized net capital gains and losses included in accumulated other comprehensive income
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2021		Gains	Losses
Fixed income securities	$17,937	$760	$(130)	$630
Short-term investments	1,035	—	—	—
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				630
Amounts recognized for:
Insurance reserves (2)				(118)
DAC and DSI (3)				15
Amounts recognized				(103)
Deferred income taxes				(110)
Unrealized net capital gains and losses, after-tax				$417

December 31, 2020
Fixed income securities	$23,907	$2,427	$(42)	$2,385
Short-term investments	974	—	—	—
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				2,383
Amounts recognized for:
Insurance reserves				(496)
DAC and DSI				(363)
Amounts recognized				(859)
Deferred income taxes				(320)
Unrealized net capital gains and losses, after-tax				$1,204
____________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuity).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Schedule of change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Fixed income securities	$(1,755)	$877	$1,165
Short-term investments	—	—	—
Derivative instruments	—	—	—
EMA limited partnerships	2	—	(2)
Total	(1,753)	877	1,163
Amounts recognized for:
Insurance reserves	378	(370)	(126)
DAC and DSI	378	(150)	(178)
Amounts recognized	756	(520)	(304)
Deferred income taxes	210	(75)	(180)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(787)	$282	$679
The following table shows the principal geographic distribution of real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2021	2020
Texas	18.3%	20.1%
California	12.9	14.3
Florida	9.3	6.3
North Carolina	4.4	5.6
Illinois	4.3	6.9
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2021	2020
Apartment complex	33.0%	34.1%
Office buildings	19.7	23.3
Residential homes	18.8	—
Retail	9.0	15.8
Warehouse	12.3	14.5
Other	7.2	12.3
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2021 are as follows:

($ in millions)	Number of loans	Amortized cost, net	Percent
2022	13	$116	3.9%
2023	27	277	9.4
2024	27	398	13.5
2025	43	554	18.8
Thereafter	1,787	1,606	54.4
Total	1,897	$2,951	100.0%

Carrying value for limited partnership interests
The carrying value for limited partnership interest as of December 31 is as follows:

	2021			2020
($ in millions)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$1,156	$—	$1,156	$1,768	$721	$2,489
Real estate	183	—	183	334	42	376
Other (1)	9	—	9	200	—	200
Total	$1,348	$—	$1,348	$2,302	$763	$3,065
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.

Principal geographic distribution of municipal bond	The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2021	2020
Texas	22.6%	16.8%
Oregon	11.6	11.3
New Jersey	10.5	7.4
California	7.8	16.8
New York	6.9	5.3
Hawaii	5.7	2.7
Arizona	5.1	2.1

Schedule of other investments	The following table summarizes other investments by asset type.

	As of December 31,
($ in millions)	2021	2020
Directly originated corporate loans, net	$937	$—
Aviation loans, net	197	—
Agent loans, net	—	631
Real estate	—	315
Bank loans, net	108	245
Derivatives	140	184
Total	$1,382	$1,375

Schedule of allowance for credit loss
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2021	December 31, 2020
Fixed income securities	$—	$1
Mortgage loans	27	59
Other investments
Directly originated corporate loans	6	—
Aviation loans	6	—
Bank loans	7	16
Agent loans	—	5
Investments	46	81
Reinsurance recoverables	15	15
Other assets	2	7
Assets	63	103
Commitments to fund loans	—	—
Liabilities	—	—
Total	$63	$103
Rollforward of credit loss allowance for fixed income securities for the year ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(1)	—
Credit losses on securities for which credit losses not previously reported	—	(3)
Reduction of allowance related to sales	1	2
Write-offs	—	—
Ending balance	$—	$(1)
The rollforward of credit loss allowance for bank loans for the years ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(16)	$—
Cumulative effect of change in accounting principle	—	(16)
Net decreases (increases) related to credit losses	6	(4)
Reduction of allowance related to sales	3	3
Write-offs	—	1
Ending balance	$(7)	$(16)

Summary of gross unrealized losses and fair value of fixed income and equity securities by length of time
The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2021
Fixed income securities
U.S. government and agencies	20	$346	$(7)	9	$11	$(1)	$(8)
Municipal	101	196	(4)	—	—	—	(4)
Corporate	581	3,372	(93)	57	314	(21)	(114)
ABS	55	639	(3)	1	—	—	(3)
MBS	42	619	(1)	—	—	—	(1)
Total fixed income securities	799	$5,172	$(108)	67	$325	$(22)	$(130)
Investment grade fixed income securities	662	$4,882	$(98)	56	$281	$(19)	$(117)
Below investment grade fixed income securities	137	290	(10)	11	44	(3)	(13)
Total fixed income securities	799	$5,172	$(108)	67	$325	$(22)	$(130)

December 31, 2020
Fixed income securities
U.S. government and agencies	10	$17	$—	—	$—	$—	$—
Municipal	7	31	—	—	—	—	—
Corporate	114	558	(19)	25	153	(21)	(40)
ABS	5	2	—	4	5	(2)	(2)
MBS	3	—	—	10	—	—	—
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)
Investment grade fixed income securities	69	$388	$(5)	19	$73	$(17)	$(22)
Below investment grade fixed income securities	70	220	(14)	20	85	(6)	(20)
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)
The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2021.

($ in millions)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(117)	$(10)	$(127)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	—	(3)	(3)
Total unrealized losses	$(117)	$(13)	$(130)
_______________
(1)Below investment grade fixed income securities include $8 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)Below investment grade fixed income securities include $1 million that have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Summary of carrying value of non-impaired fixed and variable rate mortgage loans by debt service coverage ratio distribution
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in millions)	2021							2020
	2016 and prior	2017	2018	2019	2020	Current	Total	Total
Below 1.0	$35	$—	$—	$—	$10	$169	$214	$15
1.0 - 1.25	16	—	8	9	—	150	183	293
1.26 - 1.50	101	—	15	—	—	222	338	906
Above 1.50	359	165	263	207	18	1,231	2,243	2,204
Amortized cost before allowance	$511	$165	$286	$216	$28	$1,772	$2,978	$3,418
Allowance							(27)	(59)
Amortized cost, net							$2,951	$3,359

Schedule of rollforward of the valuation allowance on impaired mortgage loans
The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(59)	$(3)
Cumulative effect of change in accounting principle	—	(33)
Net decreases (increases) related to credit losses	23	(37)
Reduction of allowance related to sales	4	15
Sale of ALNY	5	—
Loans transferred due to reinsurance agreement with EAC	—	(1)
Write-offs	—	—
Ending balance	$(27)	$(59)
Directly originated corporate loans
The Company monitors loan level performance and will remove from collective analysis any loan with existing or expected delinquency. Such loans are individually analyzed and reserved for specifically. Loan level performance monitoring includes annual reviews and risk rating updates, which consider capacity and collateral analysis monitored by loan-to-value (“LTV”) ratios. As of December 31, 2021, directly originated corporate loans had a weighted average 42.1% LTV.
The rollforward of credit loss allowance for directly originated corporate loans for the years ended December 31 is as follows:

($ in millions)	2021
Beginning balance	$—
Net (increases) decreases related to credit losses	(6)
Reduction of allowance related to sales	—
Write-offs	—
Ending balance	$(6)

Aviation loans
The Company monitors loan level performance and will remove from collective analysis any loan with existing or expected delinquency. Such loans are individually analyzed and reserved for specifically. Loan level performance monitoring includes annual reviews and risk rating updates, which consider capacity and collateral analysis monitored by LTV ratios. As of December 31, 2021, aviation loans had a weighted average 65.7% LTV.
The rollforward of credit loss allowance for aviation loans for the years ended December 31 is as follows:

($ in millions)	2021
Beginning balance	$—
Net (increases) decreases related to credit losses	(6)
Reduction of allowance related to sales	—
Write-offs	—
Ending balance	$(6)

Schedule of bank loans amortized cost by credit quality and year of origination
The bank loans amortized cost by credit rating and year of origination as of December 31 is as follows:

($ in millions)	2021
	2016 and Prior	2017	2018	2019	2020	Current	Total
BBB	$—	$—	$—	$1	$1	$—	$2
BB	—	11	1	6	3	5	26
B	—	10	22	9	9	7	57
CCC and below	3	7	6	11	1	2	30
Amortized cost before allowance	$3	$28	$29	$27	$14	$14	$115
Allowance							(7)
Amortized cost, net							$108

($ in millions)	2020
	2015 and Prior	2016	2017	2018	2019	Current	Total
BBB	$—	$—	$4	$—	$—	$2	$6
BB	10	—	1	16	11	5	43
B	5	8	42	37	23	35	150
CCC and below	3	8	15	12	18	6	62
Amortized cost before allowance	$18	$16	$62	$65	$52	$48	$261
Allowance							(16)
Amortized cost, net							$245